Annual Fund Operating Expenses (Vanguard Wellington Fund Retail)	Vanguard Wellington Fund Vanguard Wellington Fund - Investor Shares 12/1/2013 - 11/30/2014	Vanguard Wellington Fund Vanguard Wellington Fund - Admiral Shares 12/1/2013 - 11/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%	0.17%
12b-1 Distribution Fee	none	none
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.26%	0.18%